787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 3, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Credit Suisse Asset Management Income Fund, Inc.

Investment Company Act File No. 811-05012

Ladies and Gentlemen:

On behalf of Credit Suisse Asset Management Income Fund, Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8925.

Very truly yours,

/s/ Curtis A. Tate
Curtis A. Tate

Enclosures

cc:	Lou Anne McInnis, Esq., Credit Suisse Asset Management Income Fund, Inc.

Karen Regan, Credit Suisse Asset Management Income Fund, Inc.

Justin Browder, Esq., Willkie Farr & Gallagher LLP

Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP

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